Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments

	As at 30.06.23	As at 31.12.22
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	18,720	17,760
Performance guarantees, acceptances and endorsements	6,777	6,445
Total	25,497	24,205

Commitments
Documentary credits and other short-term trade related transactions	1,356	1,748
Standby facilities, credit lines and other commitments	380,197	393,760
Total	381,553	395,508
Further details on contingent liabilities, where it is not practicable to disclose an estimate of the potential financial effect on Barclays relating to legal and competition and regulatory matters can be found in Note 16.